Reconciliation of All Plan Investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - Plan investment funds managed by insurance companies - Other Funds
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	₨ 431.2	$ 6.6	₨ 489.2
Realized interest credited to fund	47.8	0.7	53.3
Contribution during the period	124.4	1.9	61.6
Amount paid towards claim	(145.7)	(2.1)	(172.9)
Ending Balance	₨ 457.7	$ 7.1	₨ 431.2